2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Buildings
Estimated useful lives	27.5 - 39 years	27.5 - 39 years
Other Depreciable Property
Estimated useful lives	5 - 10 years	5 - 10 years
Furniture and Fixtures
Estimated useful lives	3 - 10 years	3 - 10 years